Organization and Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization and Operations

Note 1 – Organization, Operations, and Basis of Presentation

Organization and Operations

Rackwise, Inc. and Subsidiary (collectively “Rackwise” or the “Company”) is headquartered in Folsom, California, with a software development and data center in Research Triangle, North Carolina. The Company creates Microsoft applications for network infrastructure administrators that provide for the modeling, planning, and documentation of data centers. The Company sells its applications in four primary products: Rackwise Standard Edition, Rackwise Enterprise Edition, Rackwise Data Center Manager and Rackwise Web edition.

On August 24, 2010, MIB Digital, Inc., a Florida public corporation formed on September 23, 2009, merged with Cahaba Pharmaceuticals, Inc., a Nevada corporation formed on August 20, 2010 (“Cahaba”), for the sole purpose of effecting the merger. Cahaba was the survivor in the merger and the principal purposes of the merger were to change the domicile of the company from Florida to Nevada and to effect a recapitalization. On July 8, 2011, Cahaba merged with its newly formed, wholly owned subsidiary, Visual Network Design, Inc., a Nevada corporation. Cahaba was the survivor in the merger, but changed its name in the merger to Visual Network Design, Inc. (“Visual”). On September 21, 2011, Visual effected a merger with Visual Network Design, Inc., a Delaware corporation d/b/a Rackwise (“VNDI”). As a result of the merger, Visual acquired the business of VNDI and continued the existing business operations of VNDI, as its wholly owned subsidiary. On September 29, 2011, Visual merged with its newly formed, wholly owned subsidiary, Rackwise, Inc., a Nevada corporation formed on September 28, 2011. Visual was the survivor in the merger, but changed its name in the merger to Rackwise, Inc.

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the consolidated financial statements of the Company as of March 31, 2012. The results of operations for the three months ended March 31, 2012 are not necessarily indicative of the operating results for the full year. It is recommended that these condensed financial statements be read in conjunction with the financial statements and related disclosures for the year ended December 31, 2011 included in the Annual Report on Form 10-K filed with the Securities and Exchange Commission (“SEC”) on March 30, 2012.

Note 1 – Organization and Operations

Organization and Operations

Rackwise, Inc., formerly Visual Network Design, Inc., and Subsidiary (collectively “Rackwise” or the “Company”), is headquartered in San Francisco, California with a software development and data center in Research Triangle, North Carolina. The Company creates Microsoft applications for network infrastructure administrators that provide for the modeling, planning, and documentation of data centers. The Company sells its applications in four primary products: Rackwise Standard Edition, Rackwise Enterprise Edition, Rackwise Data Center Manager and Rackwise Web edition.

On August 24, 2010, Cahaba Pharmaceuticals, Inc., a Nevada corporation formed on August 20, 2010 (“Cahaba”) merged with MIB Digital, Inc., a Florida public corporation formed on September 23, 2009. Cahaba was the survivor in the merger and the principal purpose of the merger was to change the domicile of the company from Florida to Nevada. On July 8, 2011, Cahaba merged with Visual Network Design, Inc., a Nevada corporation. Cahaba was the survivor in the merger, but changed its name in the merger to Visual Network Design, Inc. (“Visual”).  On September 29, 2011, Visual merged with Rackwise, Inc., a Nevada corporation formed on September 28, 2011. Visual Network Design, Inc. was the survivor in the merger, but changed its name in the merger to Rackwise, Inc. The sole purpose of the Cahaba to Visual and Visual to Rackwise mergers was to change the company’s name.

Reverse Merger

On September 21, 2011, the predecessor to Rackwise, Inc. and its wholly-owned subsidiary executed a reverse merger agreement (the “Merger Agreement”) with an operating company (Visual Network Design, Inc. d/b/a Rackwise was incorporated in Delaware on January 8, 2003). Pursuant to the Merger Agreement and following the first closing of the First Private Offering (see Note 13 - Equity – Private Offerings – First Private Offering), the stockholders of the operating company received an aggregate of 72.7% of the common stock of the Company as a result of converting each share of common stock of the operating company for (1) approximately 1.27 shares of common stock in the Company (the “Merger Shares”); and (2) approximately 1.27 warrants, each to purchase one-half share of common stock in the Company (the “Merger Warrants”).

An indemnification representative for the operating company’s stockholders executed an Escrow Agreement, whereby it was agreed that 5% of the Merger Shares (3,000,000 shares) due to the operating company’s stockholders would be held in escrow for a two year period. In addition, a Lock-Up Agreement requires that officers, directors, key employees and holders of 10% or more of the Company’s common stock (1) not sell or otherwise transfer their shares for a period of eighteen months; and (2) not register their shares for a period of two years.

The Merger Warrants are exercisable for a period of five years at an exercise price of $0.625 per full share of common stock and are identical to the Investor Warrants (see Note 13 - Equity – Private Offerings – First Private Offering) in all material respects except that (i) the resale of the common stock underlying them is not covered by a registration statement; (ii) the Company may redeem the Merger Warrants only if they are eligible to be exercised on a cashless basis; and (iii) they are only exercisable on a cashless basis in connection with a redemption of the Merger Warrants and only commencing one year after the September 27, 2011 filing of the Current Report on Form 8-K with the SEC regarding the reverse merger.

For financial reporting purposes, the reverse merger represented a capital transaction of the operating company rather than a business combination, because the sellers of the operating company controlled the combined company immediately following the completion of the transaction. The operating company was deemed to be the accounting acquirer in the transaction and, consequently, the transaction was treated as a recapitalization of the operating company.  Accordingly, the assets and liabilities and the historical operations that are reflected in the financial statements are those of the operating company and were recorded at the historical cost basis of the operating company. The public holding company had no assets, liabilities or results of operations as of the date of the acquisition.  The number of shares issued and outstanding, additional paid-in capital and all references to share quantities of the Company in these notes have been retroactively adjusted to reflect the equivalent number of shares issued by the Company in the reverse merger, while the operating company’s historical equity is being carried forward. All costs attributable to the reverse merger were expensed as transaction costs.